Provisions and other non-current liabilities - Additional information (Details) $ in Thousands	Mar. 23, 2022 USD ($)	Jun. 25, 2020 USD ($)	Jun. 23, 2020 case	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Provisions for litigation and other legal matters				$ 206,000	$ 53,000
Deferred Prosecution Agreement, term		3 years
Loss contingency amount	$ 20,000	$ 8,925
JJSVI patent and copyright infringement action
Disclosure of other provisions [line items]
Number of patents allegedly infringed | case			12
Provisions for litigation and other legal matters				$ 199,000